[ Letterhead of Skadden, Arps, Slate, Meagher & Flom LLP ]

April 20, 2007

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:          Advent/Claymore Global Convertible Securities & Income Fund
Pre-Effective Amendment No. 2 to the Registration Statement on
Form N-2 (File Nos. 333- 140951 and 811- 22022)

Ladies and Gentlemen:

On behalf of Advent/Claymore Global Convertible Securities & Income Fund (the “Fund”), we are enclosing herewith for filing pursuant to the Securities Act of 1933, as amended, and the General Rules and Regulations of the Securities and Exchange Commission (“the Commission”) thereunder, and the Investment Company Act of 1940, as amended, and the General Rules of Regulations of the Commissions thereunder, one electronically signed Pre-Effective Amendment No. 2 to the Fund’s Registration Statement on Form N-2 (the “Registration Statement”).

A registration fee of $30.70 was previously paid in connection with the initial filing of the Registration Statement.  Should you have any questions or require further information with respect to this Registration Statement, please do not hesitate to contact me at (312) 407-0570.

Very truly yours,

/s/ Thomas A. Hale
Thomas A. Hale

Enclosures